COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 40,459	$ 19,068	$ 128,983	$ 25,424